BUSINESS ACQUISITIONS AND DISPOSALS - Acquisitions and disposals in 2015 (Details) - RUB (₽) ₽ in Millions		1 Months Ended			12 Months Ended
	Nov. 30, 2015	Dec. 31, 2015	May 31, 2015	Feb. 28, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2015	Jan. 31, 2015
Universal Mobile Systems LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Percentage of voting rights disposed					50.01%
Rent-Nedvizhimost
BUSINESS ACQUISITIONS AND DISPOSALS
Consideration received for disposal of company			₽ 4,200	₽ 4,300
Percentage of voting rights disposed			49.00%	51.00%
Stream
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest in subsidiary (as a percentage)	45.00%	100.00%
Ownership interest acquired		55.00%					55.00%
Amount of debt acquired for consideration		₽ 561					₽ 561
Promissory notes issued as consideration		₽ 1,089					₽ 1,089
Interest rate on promissory notes per annum		9.00%					9.00%
NVision
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired		100.00%					100.00%
Amount of consideration		₽ 11,213					₽ 11,213
Amount of consideration issued in notes							73
Amount of consideration paid in cash							₽ 11,140
Tax provision recognised as indemnification asset					₽ 292	₽ 299
Various acquisitions in first stage of NVision Group acquisition
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired								100.00%
Navigation Information Systems
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired									89.50%
Amount of consideration									₽ 44